Loan Payable	3 Months Ended
Nov. 30, 2020
Debt Disclosure Abstract
Loan Payable
19.	Loan Payable

We have applied for, and received, governmental assistance related to the COVID-19 pandemic. As of November 30, 2020 there is one Canadian governmental programs that currently provides:

A Canadian dollar loan of C$40,000 under the Canada Emergency Business Account (CEBA) program. The loan is a 0% interest bearing loan with no principle payments and if repaid before December 31, 2022 will result in a loan forgiveness of 25% (up to C$10,000). The loan can be converted into a 3-year term loan at 5% annual interest paid monthly effective January 1, 2023.